                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/05

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Emerging Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Growth Index from 8/31/1995 through 8/31/2005. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN EMERGING GROWTH
                                                                            FUND                    RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
8/95                                                                        9424                              10000
                                                                            9755                              10461
                                                                            9544                              10468
                                                                            9884                              10876
12/95                                                                      10083                              10938
                                                                            9961                              11303
                                                                           10444                              11510
                                                                           10771                              11525
                                                                           11615                              11828
                                                                           12094                              12241
                                                                           11863                              12258
                                                                           10745                              11539
                                                                           11360                              11837
                                                                           12385                              12699
                                                                           11955                              12775
                                                                           12180                              13734
12/96                                                                      11890                              13465
                                                                           12582                              14409
                                                                           11554                              14311
                                                                           10900                              13537
                                                                           11336                              14436
                                                                           12433                              15478
                                                                           12973                              16097
                                                                           14350                              17520
                                                                           14136                              16495
                                                                           15313                              17307
                                                                           14344                              16666
                                                                           14136                              17375
12/97                                                                      14427                              17569
                                                                           14254                              18095
                                                                           15808                              19455
                                                                           16723                              20232
                                                                           16910                              20511
                                                                           16160                              19928
                                                                           17591                              21148
                                                                           17052                              21008
                                                                           13826                              17855
                                                                           15333                              19226
                                                                           15425                              20772
                                                                           16665                              22353
12/98                                                                      19436                              24369
                                                                           21320                              25800
                                                                           19848                              24621
                                                                           22293                              25918
                                                                           22393                              25952
                                                                           21474                              25155
                                                                           23543                              26916
                                                                           23317                              26060
                                                                           24209                              26485
                                                                           24544                              25929
                                                                           27267                              27886
                                                                           31543                              29389
12/99                                                                      39596                              32446
                                                                           39533                              30924
                                                                           52249                              32436
                                                                           49807                              34759
                                                                           43702                              33104
                                                                           39125                              31439
                                                                           44028                              33822
                                                                           43031                              32412
                                                                           49485                              35348
                                                                           47010                              32004
                                                                           42551                              30490
                                                                           33714                              25996
12/00                                                                      35097                              25175
                                                                           34420                              26914
                                                                           29439                              22344
                                                                           26884                              19913
                                                                           28802                              22432
                                                                           28204                              22102
                                                                           27343                              21590
                                                                           26018                              21050
                                                                           24139                              19328
                                                                           21585                              17399
                                                                           22026                              18312
                                                                           23463                              20072
12/01                                                                      23659                              20034
                                                                           23105                              19680
                                                                           21780                              18863
                                                                           22384                              19516
                                                                           21579                              17923
                                                                           20869                              17489
                                                                           19214                              15872
                                                                           17409                              14999
                                                                           17308                              15044
                                                                           16262                              13484
                                                                           16844                              14720
                                                                           17135                              15519
12/02                                                                      15798                              14447
                                                                           15625                              14096
                                                                           15620                              14031
                                                                           15888                              14292
                                                                           16810                              15350
                                                                           17968                              16116
                                                                           17968                              16338
                                                                           18465                              16745
                                                                           19052                              17162
                                                                           18392                              16978
                                                                           20002                              17932
                                                                           20221                              18119
12/03                                                                      20198                              18746
                                                                           20489                              19128
                                                                           20651                              19251
                                                                           20433                              18892
                                                                           19768                              18673
                                                                           20209                              19023
                                                                           20679                              19260
                                                                           19298                              18172
                                                                           19086                              18083
                                                                           19639                              18255
                                                                           19963                              18540
                                                                           21037                              19177
12/04                                                                      21613                              19929
                                                                           20830                              19265
                                                                           21249                              19470
                                                                           20847                              19115
                                                                           20092                              18752
                                                                           21255                              19660
                                                                           21450                              19587
                                                                           22378                              20545
8/05                                                                       22272                              20280

                                                                                         I SHARES     R SHARES
                            A SHARES              B SHARES              C SHARES           SINCE       SINCE
                         since 10/02/70        since 04/20/92         since 7/06/93      10/17/00     10/01/02
---------------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES   W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE     CHARGES     CHARGES

Since Inception          14.84%     14.64%     11.30%     11.30%      9.53%      9.53%    -12.83%      10.05%

10-Year                   8.98       8.34       8.48       8.48       8.16       8.16        N/A         N/A

5-Year                  -14.76     -15.76     -15.41     -15.61     -15.40     -15.40        N/A         N/A

1-Year                   16.70       9.99      15.82      10.82      15.78      14.78      17.00       16.34
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class D shares were renamed as Class I shares effective September 1, 2004. There has been no change to the current fee structure as a result of this change. Class I Shares are offered without any sales charges on purchases or sales and without any distribution 12b-1 fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class R Shares are offered without any sales charges on purchases or sales. Class R Shares are subject to distribution 12b-1 fees and service fees. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large capitalization stocks. It contains securities that growth managers typically select from the Russell 1000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

Van Kampen Emerging Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

Although the stock market continued to favor value stocks, growth stocks enjoyed increased recognition in the market, helped by a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

While the markets were more stable than in years past, the period was not without volatility. For most of 2004, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close, setting the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005 as investors took profits and energy prices resumed their climb. The misfortunes of the auto industry cast a shadow across the market overall, and raised new questions about economic growth. The environment brightened somewhat during June and July. Generally good corporate earnings, better economic data, improved consumer confidence, and merger-and-acquisition activity bolstered the markets, helping offset some concerns about spiking oil prices. The reporting period closed on a downbeat note, however. The Fed continued to raise rates to stave off inflation, while investors grew increasingly concerned with the effects of rising energy prices on the economy. This anxiety was exacerbated when oil prices topped $70 per barrel in the aftermath of Hurricane Katrina. Retail data showed signs of waning consumer spending. It remains to be seen whether the consumer is merely pausing or on the verge of a protracted retreat.

(1)Team members may change without notice from time to time.

PERFORMANCE ANALYSIS

The fund returned 16.70 percent for the 12 months ended August 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 12.14 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   GROWTH INDEX

      16.70%    15.82%    15.78%    17.00%    16.34%       12.14%
---------------------------------------------------------------------------

THE PERFORMANCE FOR THE FIVE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's performance was driven primarily by strong stock picks in the technology sector, particularly among companies within the computer hardware, Internet, software and semiconductor industries. These companies each benefited from innovative product lines and capitalized on product cycles and secular shifts (such as online advertising) which were better than their competitors. Technology companies have also benefited from improved sentiment. Stronger earnings growth and more visibility from company managements have increased investors' confidence of the sustainability of their growth rates. Investors are more willing to award these stocks with higher earnings multiples. This has proved advantageous for the fund's investment philosophy, which favors stocks with rising earnings expectations and rising valuations.

Exposure to the energy sector, which showed the market's strongest leadership, also contributed gains to the fund's overall return. Heightened demand (particularly from China) and fears of supply disruption continued to support rising crude oil prices. Ongoing geopolitical risks and the fallout from hurricane season have translated into a premium on prices, as well. Within this environment, the market has rewarded exploration and production (E&P) companies that benefit from high prices of the commodity and whose returns on new investment (for example, drilling) are expanding. In turn, oil services companies benefit from E&P companies' heightened need for oil-related services.

Materials stocks, not a traditional area of the market for growth investors, also boosted the fund's return. Positive fundamental trends driven largely by heightened demand from China and the ensuing strength in pricing and stock selection helped certain holdings generate gains for the fund.

During this reporting period, the fund had few significant detractors. The fund was hurt most by an underweight in telecommunications services stocks relative to the benchmark. Speculation, not evidence of fundamental improvements, fuelled stock price appreciation in the telecom group, as investors anticipated that recent merger and acquisition activity would be positive for the companies involved. While this buoyed the index's return, the fund held minimal telecommunications exposure during the reporting period.

The fund had mixed results in the consumer discretionary sector. The fund's holdings here generally performed well for most of the reporting period, until August when consumer stocks tumbled on troubling retail sales numbers. Furthermore, some of the fund's holdings suffered from negative company-specific events. In contrast, the fund did have good results from home building stocks that have benefited from the housing boom and have taken market share from their competitors. Hotel stock exposure also benefited the fund due to an uptick in business and leisure travel.

Going forward, we continue to monitor consumer confidence levels and are cautious about consumer-related stocks. Regardless of the market environment, we seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. As growth fund managers, we are encouraged by recent economic and market trends. Although there is still a value bias in the equity market, we believe the climate for growth stocks has improved. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have become particularly attractive, presenting an environment where companies with higher than average growth prospects may be more likely to outperform the overall market.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF AUGUST 31, 2005
Apple Computer, Inc.                                              2.2%
Genentech, Inc.                                                   1.8
Autodesk, Inc.                                                    1.6
Marvell Technology Group, Ltd.                                    1.5
Amgen, Inc.                                                       1.5
Intel Corp.                                                       1.4
UnitedHealth Group, Inc.                                          1.3
Google, Inc., Class A                                             1.3
Burlington Resources, Inc.                                        1.2
Texas Instruments, Inc.                                           1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF AUGUST 31, 2005
Semiconductors                                                     6.8%
Biotechnology                                                      6.3
Pharmaceuticals                                                    5.8
Communications Equipment                                           4.7
Oil & Gas Exploration & Production                                 4.5
Computer Hardware                                                  4.2
Managed Health Care                                                4.0
Aerospace & Defense                                                3.7
Oil & Gas Drilling                                                 3.3
Systems Software                                                   2.7
Application Software                                               2.4
Electric Utilities                                                 2.4
Department Stores                                                  2.2
Homebuilding                                                       2.1
Apparel Retail                                                     2.1
Health Care Services                                               2.0
Internet Software & Services                                       2.0
Investment Banking & Brokerage                                     1.9
Oil & Gas Refining & Marketing                                     1.4
Casinos & Gaming                                                   1.4
Packaged Foods & Meats                                             1.3
Apparel, Accessories & Luxury Goods                                1.3
Restaurants                                                        1.3
Health Care Equipment                                              1.3
Movies & Entertainment                                             1.2
Semiconductor Equipment                                            1.2
Publishing                                                         1.2
Hotels, Resorts & Cruise Lines                                     1.1
Consumer Finance                                                   1.1
Health Care Supplies                                               1.0
Railroads                                                          1.0
Specialty Stores                                                   1.0
Oil & Gas Equipment & Services                                     0.9
Diversified Metals & Mining                                        0.9
Drug Retail                                                        0.9
Computer & Electronics Retail                                      0.9
Life & Health Insurance                                            0.8
Property & Casualty                                                0.8
Footwear                                                           0.8
Industrial Conglomerates                                           0.8

                                             (continued on next page)

INDUSTRIES AS A PERCENTAGE OF NET ASSETS AS OF AUGUST 31, 2005
                                       (continued from previous page)
Home Improvement Retail                                           0.8
Internet Retail                                                   0.8
Personal Products                                                 0.8
General Merchandise Stores                                        0.8
Computer Storage & Peripherals                                    0.7
Industrial Machinery                                              0.7
Asset Management & Custody Banks                                  0.7
Broadcasting & Cable TV                                           0.7
IT Consulting & Other Services                                    0.6
Automotive Retail                                                 0.6
Electronic Manufacturing Services                                 0.5
Specialized Finance                                               0.5
Soft Drinks                                                       0.5
Data Processing & Outsourcing Services                            0.5
Wireless Telecommunication Services                               0.5
Fertilizers & Agricultural Chemicals                              0.5
Distillers & Vintners                                             0.4
Air Freight & Logistics                                           0.3
Home Entertainment Software                                       0.3
Trucks                                                            0.1
Thrifts & Mortgage Finance                                        0.1
                                                                -----
Total Long-Term Investments                                      98.1%
Short-Term Investments                                            2.1
Liabilities in Excess of Other Assets                            (0.2)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/01/05 - 8/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/05           8/31/05       3/1/05-8/31/05
Class A
  Actual......................................    $1,000.00        $1,048.15          $6.09
  Hypothetical................................     1,000.00         1,019.31           6.01
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,044.16          10.00
  Hypothetical................................     1,000.00         1,015.41           9.86
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,043.95           9.99
  Hypothetical................................     1,000.00         1,015.41           9.86
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,049.44           4.86
  Hypothetical................................     1,000.00         1,020.51           4.79
  (5% annual return before expenses)

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/05           8/31/05       3/1/05-8/31/05
Class R
  Actual......................................     1,000.00         1,046.54           7.17
  Hypothetical................................     1,000.00         1,018.21           7.07
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.94%, and 1.94%, and 0.94%, and 1.39% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  98.1%
AEROSPACE & DEFENSE  3.7%
Boeing Co. .................................................   850,000    $   56,967,000
Goodrich Corp. .............................................   650,000        29,783,000
Lockheed Martin Corp. ......................................   450,000        28,008,000
Precision Castparts Corp. ..................................   300,000        29,004,000
Rockwell Collins, Inc. .....................................   600,000        28,878,000
United Technologies Corp. ..................................   500,000        25,000,000
                                                                          --------------
                                                                             197,640,000
                                                                          --------------
AIR FREIGHT & LOGISTICS  0.3%
C.H. Robinson Worldwide, Inc. ..............................   300,000        18,525,000
                                                                          --------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.3%
Coach, Inc. (a).............................................  1,500,000       49,785,000
Polo Ralph Lauren Corp. ....................................   400,000        19,820,000
                                                                          --------------
                                                                              69,605,000
                                                                          --------------
APPAREL RETAIL  2.1%
Abercrombie & Fitch Co., Class A............................   500,000        27,805,000
American Eagle Outfitters, Inc. ............................   750,000        21,472,500
Chico's FAS, Inc. (a).......................................  1,000,000       34,710,000
Urban Outfitters, Inc. (a)..................................   500,000        27,830,000
                                                                          --------------
                                                                             111,817,500
                                                                          --------------
APPLICATION SOFTWARE  2.4%
Autodesk, Inc. (a)..........................................  2,000,000       86,400,000
SAP AG--ADR (Germany).......................................  1,000,000       42,670,000
                                                                          --------------
                                                                             129,070,000
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.7%
Franklin Resources, Inc. ...................................   450,000        36,198,000
                                                                          --------------

AUTOMOTIVE RETAIL  0.6%
Advance Auto Parts, Inc. (a)................................   500,000        30,465,000
                                                                          --------------

BIOTECHNOLOGY  6.3%
Affymetrix, Inc. (a)........................................   250,000        12,372,500
Amgen, Inc. (a).............................................  1,000,000       79,900,000
Celgene Corp. (a)...........................................   800,000        40,160,000
Genentech, Inc. (a).........................................  1,000,000       93,940,000
Genzyme Corp. (a)...........................................   750,000        53,377,500
Gilead Sciences, Inc. (a)...................................   750,000        32,250,000
Invitrogen Corp. (a)........................................   300,000        25,419,000
                                                                          --------------
                                                                             337,419,000
                                                                          --------------
BROADCASTING & CABLE TV  0.7%
XM Satellite Radio Holdings, Inc., Class A (a)..............  1,000,000       35,250,000
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
CASINOS & GAMING  1.4%
Boyd Gaming Corp. ..........................................   500,000    $   23,265,000
Harrah's Entertainment, Inc. ...............................   500,000        34,780,000
Penn National Gaming, Inc. (a)..............................   500,000        17,040,000
                                                                          --------------
                                                                              75,085,000
                                                                          --------------
COMMUNICATIONS EQUIPMENT  4.7%
Comverse Technology, Inc. (a)...............................  1,500,000       38,670,000
Corning, Inc. (a)...........................................  2,500,000       49,900,000
Juniper Networks, Inc. (a)..................................  1,150,000       26,151,000
Motorola, Inc. .............................................  2,500,000       54,700,000
QUALCOMM, Inc. .............................................  1,250,000       49,637,500
Scientific-Atlanta, Inc. ...................................   850,000        32,521,000
                                                                          --------------
                                                                             251,579,500
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.9%
Best Buy Co., Inc. .........................................  1,000,000       47,660,000
                                                                          --------------

COMPUTER HARDWARE  4.2%
Apple Computer, Inc. (a)....................................  2,500,000      117,325,000
Dell, Inc. (a)..............................................  1,500,000       53,400,000
Hewlett-Packard Co. ........................................  2,000,000       55,520,000
                                                                          --------------
                                                                             226,245,000
                                                                          --------------
COMPUTER STORAGE & PERIPHERALS  0.7%
EMC Corp. (a)...............................................  3,000,000       38,580,000
                                                                          --------------

CONSUMER FINANCE  1.1%
American Express Co. .......................................   600,000        33,144,000
Capital One Financial Corp. ................................   300,000        24,672,000
                                                                          --------------
                                                                              57,816,000
                                                                          --------------
DATA PROCESSING & OUTSOURCING SERVICES  0.5%
Fiserv, Inc. (a)............................................   600,000        26,922,000
                                                                          --------------

DEPARTMENT STORES  2.2%
Federated Department Stores, Inc. ..........................   500,000        34,490,000
J.C. Penney Co., Inc. ......................................  1,000,000       48,630,000
Nordstrom, Inc. ............................................  1,000,000       33,580,000
                                                                          --------------
                                                                             116,700,000
                                                                          --------------
DISTILLERS & VINTNERS  0.4%
Constellation Brands, Inc., Class A (a).....................   700,000        19,264,000
                                                                          --------------

DIVERSIFIED METALS & MINING  0.9%
Peabody Energy Corp. .......................................   700,000        50,169,000
                                                                          --------------

DRUG RETAIL  0.9%
CVS Corp. ..................................................  1,700,000       49,929,000
                                                                          --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES  2.4%
Edison International........................................   800,000    $   36,024,000
Exelon Corp. ...............................................   800,000        43,112,000
TXU Corp. ..................................................   500,000        48,510,000
                                                                          --------------
                                                                             127,646,000
                                                                          --------------
ELECTRONIC MANUFACTURING SERVICES  0.6%
Jabil Circuit, Inc. (a).....................................  1,000,000       29,440,000
                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.5%
Monsanto Co. ...............................................   400,000        25,536,000
                                                                          --------------

FOOTWEAR  0.8%
Nike, Inc., Class B.........................................   550,000        43,400,500
                                                                          --------------

GENERAL MERCHANDISE STORES  0.8%
Target Corp. ...............................................   750,000        40,312,500
                                                                          --------------

HEALTH CARE EQUIPMENT  1.3%
St. Jude Medical, Inc. (a)..................................   900,000        41,310,000
Stryker Corp. ..............................................   500,000        27,275,000
                                                                          --------------
                                                                              68,585,000
                                                                          --------------
HEALTH CARE SERVICES  2.0%
Caremark Rx, Inc. (a).......................................  1,250,000       58,412,500
Cerner Corp. (a)............................................   200,000        15,752,000
Pharmaceutical Product Development, Inc. (a)................   100,000         5,627,000
Quest Diagnostics, Inc. ....................................   600,000        29,988,000
                                                                          --------------
                                                                             109,779,500
                                                                          --------------
HEALTH CARE SUPPLIES  1.0%
Alcon, Inc. (Switzerland)...................................   250,000        29,512,500
Bausch & Lomb, Inc. ........................................   350,000        26,526,500
                                                                          --------------
                                                                              56,039,000
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  0.3%
Activision, Inc. (a)........................................   750,000        16,762,500
                                                                          --------------

HOME IMPROVEMENT RETAIL  0.8%
Lowe's Co., Inc. ...........................................   650,000        41,801,500
                                                                          --------------

HOMEBUILDING  2.1%
D.R. Horton, Inc. ..........................................  1,000,000       36,920,000
KB Home.....................................................   400,000        29,664,000
Toll Brothers, Inc. (a).....................................  1,000,000       48,050,000
                                                                          --------------
                                                                             114,634,000
                                                                          --------------
HOTELS, RESORTS & CRUISE LINES  1.1%
Hilton Hotels Corp. ........................................  1,000,000       23,170,000
Starwood Hotels & Resorts Worldwide, Inc. ..................   650,000        37,895,000
                                                                          --------------
                                                                              61,065,000
                                                                          --------------

See Notes to Financial Statements                                             17

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  0.8%
General Electric Co. .......................................  1,250,000   $   42,012,500
                                                                          --------------

INDUSTRIAL MACHINERY  0.7%
ITT Industries, Inc. .......................................   350,000        38,192,000
                                                                          --------------

INTERNET RETAIL  0.8%
eBay, Inc. (a)..............................................  1,000,000       40,490,000
                                                                          --------------

INTERNET SOFTWARE & SERVICES  2.0%
Google, Inc., Class A (a)...................................   250,000        71,500,000
Yahoo!, Inc. (a)............................................  1,000,000       33,340,000
                                                                          --------------
                                                                             104,840,000
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  1.9%
Bear Stearns Co., Inc. .....................................   400,000        40,200,000
Charles Schwab Corp. .......................................  1,750,000       23,677,500
Lehman Brothers Holdings, Inc. .............................   350,000        36,981,000
                                                                          --------------
                                                                             100,858,500
                                                                          --------------
IT CONSULTING & OTHER SERVICES  0.6%
Cognizant Technology Solutions Corp., Class A (a)...........   750,000        34,147,500
                                                                          --------------

LIFE & HEALTH INSURANCE  0.8%
Prudential Financial, Inc. .................................   700,000        45,059,000
                                                                          --------------

MANAGED HEALTH CARE  4.0%
Aetna, Inc. ................................................   500,000        39,835,000
Humana, Inc. (a)............................................   750,000        36,120,000
Pacificare Health Systems (a)...............................   400,000        30,152,000
UnitedHealth Group, Inc. ...................................  1,400,000       72,100,000
WellPoint, Inc. (a).........................................   500,000        37,125,000
                                                                          --------------
                                                                             215,332,000
                                                                          --------------
MOVIES & ENTERTAINMENT  1.2%
News Corp., Class B.........................................  2,000,000       34,180,000
Walt Disney Co. ............................................  1,250,000       31,487,500
                                                                          --------------
                                                                              65,667,500
                                                                          --------------
OIL & GAS DRILLING  3.3%
Diamond Offshore Drilling, Inc. ............................   750,000        44,295,000
GlobalSantaFe Corp. ........................................   600,000        28,128,000
Helmerich & Payne, Inc. ....................................   300,000        17,826,000
Noble Corp. ................................................   750,000        53,475,000
Patterson--UTI Energy, Inc. ................................  1,000,000       34,020,000
                                                                          --------------
                                                                             177,744,000
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  0.9%
Grant Prideco, Inc. (a).....................................   500,000        18,430,000
National-Oilwell Varco, Inc. (a)............................   500,000        32,105,000
                                                                          --------------
                                                                              50,535,000
                                                                          --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  4.5%
Burlington Resources, Inc. .................................   900,000    $   66,411,000
Chesapeake Energy Corp. ....................................   750,000        23,707,500
Devon Energy Corp. .........................................   650,000        39,500,500
EOG Resources, Inc. ........................................   750,000        47,872,500
Noble Energy, Inc. .........................................   300,000        26,442,000
Quicksilver Resources, Inc. (a) ............................   600,000        26,040,000
Ultra Petroleum Corp. (a)...................................   300,000        13,272,000
                                                                          --------------
                                                                             243,245,500
                                                                          --------------
OIL & GAS REFINING & MARKETING  1.4%
Sunoco, Inc. ...............................................   600,000        43,620,000
Valero Energy Corp. ........................................   300,000        31,950,000
                                                                          --------------
                                                                              75,570,000
                                                                          --------------
PACKAGED FOODS & MEATS  1.3%
Hershey Foods Corp. ........................................   800,000        47,272,000
Kellogg Co. ................................................   500,000        22,665,000
                                                                          --------------
                                                                              69,937,000
                                                                          --------------
PERSONAL PRODUCTS  0.8%
Gillette Co. ...............................................   750,000        40,402,500
                                                                          --------------

PHARMACEUTICALS  5.8%
Allergan, Inc. .............................................   300,000        27,615,000
Johnson & Johnson...........................................   700,000        44,373,000
Kos Pharmaceuticals, Inc. (a)...............................   250,000        17,030,000
Novartis AG--ADR (Switzerland)..............................  1,100,000       53,625,000
Omnicare, Inc. .............................................   500,000        26,275,000
Roche Holdings, Inc.--ADR (Switzerland).....................   850,000        58,492,580
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........  1,100,000       35,684,000
Wyeth.......................................................  1,100,000       50,369,000
                                                                          --------------
                                                                             313,463,580
                                                                          --------------
PROPERTY & CASUALTY  0.8%
ACE, Ltd. (Bermuda).........................................   350,000        15,543,500
Allstate Corp. .............................................   500,000        28,105,000
                                                                          --------------
                                                                              43,648,500
                                                                          --------------
PUBLISHING  1.2%
Getty Images, Inc. (a)......................................   450,000        38,515,500
McGraw-Hill Co., Inc. ......................................   500,000        24,110,000
                                                                          --------------
                                                                              62,625,500
                                                                          --------------
RAILROADS  1.0%
Burlington Northern Santa Fe Corp. .........................  1,000,000       53,020,000
                                                                          --------------

RESTAURANTS  1.3%
Darden Restaurants, Inc. ...................................   750,000        23,557,500
Starbucks Corp. (a).........................................   400,000        19,616,000
Yum! Brands, Inc. ..........................................   550,000        26,059,000
                                                                          --------------
                                                                              69,232,500
                                                                          --------------

See Notes to Financial Statements                                             19

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT  1.2%
Applied Materials, Inc. ....................................  2,000,000   $   36,620,000
Lam Research Corp. (a)......................................   850,000        26,945,000
                                                                          --------------
                                                                              63,565,000
                                                                          --------------
SEMICONDUCTORS  6.8%
Altera Corp. (a)............................................  1,500,000       32,805,000
Broadcom Corp., Class A (a).................................  1,250,000       54,375,000
Intel Corp. ................................................  3,000,000       77,160,000
Marvell Technology Group, Ltd. (Bermuda) (a)................  1,750,000       82,582,500
National Semiconductor Corp. ...............................  1,500,000       37,395,000
NVIDIA Corp. (a)............................................   500,000        15,340,000
Texas Instruments, Inc. ....................................  2,000,000       65,360,000
                                                                          --------------
                                                                             365,017,500
                                                                          --------------
SOFT DRINKS  0.5%
PepsiCo, Inc. ..............................................   500,000        27,425,000
                                                                          --------------

SPECIALIZED FINANCE  0.5%
Chicago Mercantile Exchange.................................   100,000        27,760,000
                                                                          --------------

SPECIALTY STORES  1.0%
Michaels Stores, Inc. ......................................   600,000        21,780,000
Office Depot, Inc. (a)......................................  1,000,000       30,000,000
                                                                          --------------
                                                                              51,780,000
                                                                          --------------
SYSTEMS SOFTWARE  2.7%
Adobe Systems, Inc. ........................................  1,500,000       40,560,000
McAfee, Inc. (a)............................................   750,000        22,987,500
Microsoft Corp. ............................................  2,000,000       54,800,000
NCR Corp. (a)...............................................   700,000        23,954,000
                                                                          --------------
                                                                             142,301,500
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  0.0%
Countrywide Financial Corp. ................................         1                34
                                                                          --------------

TRUCKS  0.1%
Joy Global, Inc. ...........................................   150,000         7,170,000
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  0.5%
Nextel Partners, Inc., Class A (a)..........................  1,000,000       26,240,000
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $4,274,574,908)................................................    5,258,222,614

 20                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------

REPURCHASE AGREEMENT  2.1%
State Street Bank & Trust Co. ($115,939,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.50%, dated 08/31/05, to be sold on 09/01/05 at $115,950,272)
  (Cost $115,939,000)..................................................   $  115,939,000
                                                                          --------------

TOTAL INVESTMENTS  100.2%
  (Cost $4,390,513,908)................................................    5,374,161,614
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................      (12,410,661)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $5,361,750,953
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             21

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005

ASSETS:
Total Investments (Cost $4,390,513,908).....................  $ 5,374,161,614
Cash........................................................        4,703,215
Receivables:
 Investments Sold...........................................       80,364,231
 Dividends..................................................        4,026,308
 Fund Shares Sold...........................................        2,052,917
 Interest...................................................           11,272
Other.......................................................          621,170
                                                              ---------------
   Total Assets.............................................    5,465,940,727
                                                              ---------------
LIABILITIES:
Payables:
 Investments Purchased......................................       80,437,559
 Fund Shares Repurchased....................................       13,550,754
 Distributor and Affiliates.................................        4,848,855
 Investment Advisory Fee....................................        2,034,481
Accrued Expenses............................................        2,714,236
Trustees' Deferred Compensation and Retirement Plans........          603,889
                                                              ---------------
   Total Liabilities........................................      104,189,774
                                                              ---------------
NET ASSETS..................................................  $ 5,361,750,953
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
 number of shares authorized)...............................  $10,407,051,833
Net Unrealized Appreciation.................................      983,647,706
Accumulated Net Investment Loss.............................         (564,170)
Accumulated Net Realized Loss...............................   (6,028,384,416)
                                                              ---------------
NET ASSETS..................................................  $ 5,361,750,953
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $3,240,532,128 and 81,335,103 shares of
   beneficial interest issued and outstanding)..............  $         39.84
   Maximum sales charge (5.75%* of offering price)..........             2.43
                                                              ---------------
   Maximum offering price to public.........................  $         42.27
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,731,463,820 and 50,857,950 shares of
   beneficial interest issued and outstanding)..............  $         34.05
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $332,757,320 and 9,528,073 shares of
   beneficial interest issued and outstanding)..............  $         34.92
                                                              ===============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $55,023,276 and 1,364,468 shares of
   beneficial interest issued and outstanding)..............  $         40.33
                                                              ===============
 Class R Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,974,409 and 49,881 shares of beneficial
   interest issued and outstanding).........................  $         39.58
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 22                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $560,975)....  $ 62,672,071
Interest....................................................     3,267,557
                                                              ------------
    Total Income............................................    65,939,628
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, I and R of $8,489,324, $19,067,613, $3,820,998,
  $0 and $66,651, respectively).............................    31,444,586
Investment Advisory Fee.....................................    25,649,188
Shareholder Services........................................    23,278,123
Legal.......................................................       307,975
Custody.....................................................       352,036
Trustees' Fees and Related Expenses.........................        64,575
Other.......................................................     2,440,451
                                                              ------------
    Total Expenses..........................................    83,536,934
    Less Credits Earned on Cash Balances....................       109,010
                                                              ------------
    Net Expenses............................................    83,427,924
                                                              ------------
NET INVESTMENT LOSS.........................................  $(17,488,296)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $357,194,610
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   430,993,438
  End of the Period.........................................   983,647,706
                                                              ------------
Net Unrealized Appreciation During the Period...............   552,654,268
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $909,848,878
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $892,360,582
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED
                                                         AUGUST 31, 2005    AUGUST 31, 2004
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss....................................  $   (17,488,296)   $   (54,314,283)
Net Realized Gain......................................      357,194,610      1,183,108,779
Net Unrealized Appreciation/Depreciation During the
  Period...............................................      552,654,268     (1,089,322,142)
                                                         ---------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      892,360,582         39,472,354
                                                         ---------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      613,922,178        910,766,850
Cost of Shares Repurchased.............................   (2,300,768,487)    (1,967,564,917)
                                                         ---------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....   (1,686,846,309)    (1,056,798,067)
                                                         ---------------    ---------------
TOTAL DECREASE IN NET ASSETS...........................     (794,485,727)    (1,017,325,713)
NET ASSETS:
Beginning of the Period................................    6,156,236,680      7,173,562,393
                                                         ---------------    ---------------
End of the Period (Including accumulated net investment
  loss of $564,170 and $576,259, respectively).........  $ 5,361,750,953    $ 6,156,236,680
                                                         ===============    ===============

 24                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS A SHARES                         --------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  34.14    $  34.08    $  30.96    $  43.18    $ 109.19
                                       --------    --------    --------    --------    --------
  Net Investment Income/Loss (a).....       -0-(c)     (.16)       (.18)       (.17)        .03
  Net Realized and Unrealized
    Gain/Loss........................      5.70         .22        3.30      (12.05)     (51.18)
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      5.70         .06        3.12      (12.22)     (51.15)
Less Distributions from Net Realized
  Gain...............................       -0-         -0-         -0-         -0-       14.86
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  39.84    $  34.14    $  34.08    $  30.96    $  43.18
                                       ========    ========    ========    ========    ========

Total Return (b).....................    16.70%       0.18%      10.08%     -28.30%     -51.22%
Net Assets at End of the Period (In
  millions)..........................  $3,240.5    $3,663.9    $4,222.8    $4,310.2    $6,251.4
Ratio of Expenses to Average Net
  Assets.............................     1.14%       1.08%       1.15%       1.06%        .93%
Ratio of Net Investment Income/Loss
  to Average Net Assets..............     (.00%)      (.46%)      (.61%)      (.44%)       .04%
Portfolio Turnover...................      100%        177%        180%        230%        148%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             25

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS B SHARES                         --------------------------------------------------------
                                         2005        2004        2003        2002        2001
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  29.40    $  29.57    $  27.07    $  38.04    $  99.32
                                       --------    --------    --------    --------    --------
  Net Investment Loss (a)............      (.25)       (.38)       (.36)       (.41)       (.41)
  Net Realized and Unrealized
    Gain/Loss........................      4.90         .21        2.86      (10.56)     (46.01)
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      4.65        (.17)       2.50      (10.97)     (46.42)
Less Distributions from Net Realized
  Gain...............................       -0-         -0-         -0-         -0-       14.86
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  34.05    $  29.40    $  29.57    $  27.07    $  38.04
                                       ========    ========    ========    ========    ========

Total Return (b).....................    15.82%      -0.57%       9.24%     -28.84%     -51.60%
Net Assets at End of the Period (In
  millions)..........................  $1,731.5    $2,010.4    $2,346.3    $2,395.2    $3,904.7
Ratio of Expenses to Average Net
  Assets.............................     1.90%       1.85%       1.91%       1.82%       1.71%
Ratio of Net Investment Loss to
  Average Net Assets.................     (.76%)     (1.23%)     (1.37%)     (1.20%)      (.74%)
Portfolio Turnover...................      100%        177%        180%        230%        148%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 26                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED AUGUST 31,
CLASS C SHARES                       ---------------------------------------------------------
                                      2005        2004        2003        2002          2001
                                     ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $30.16      $30.34      $27.75      $ 39.00      $ 101.30
                                     ------      ------      ------      -------      --------
  Net Investment Loss (a)..........    (.25)       (.39)       (.36)        (.42)         (.41)
  Net Realized and Unrealized
    Gain/Loss......................    5.01         .21        2.95       (10.83)       (47.03)
                                     ------      ------      ------      -------      --------
Total from Investment Operations...    4.76        (.18)       2.59       (11.25)       (47.44)
Less Distributions from Net
  Realized Gain....................     -0-         -0-         -0-          -0-         14.86
                                     ------      ------      ------      -------      --------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $34.92      $30.16      $30.34      $ 27.75      $  39.00
                                     ======      ======      ======      =======      ========

Total Return (b)...................  15.78%      -0.59%       9.33%(c)   -28.85%       -51.60%
Net Assets at End of the Period (In
  millions)........................  $332.8      $430.2      $570.1      $ 629.0      $1,038.5
Ratio of Expenses to Average Net
  Assets...........................   1.90%       1.85%       1.91%        1.82%         1.70%
Ratio of Net Investment Loss to
  Average Net Assets...............   (.75%)     (1.23%)     (1.34%)(c)   (1.20%)        (.73%)
Portfolio Turnover.................    100%        177%        180%         230%          148%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

See Notes to Financial Statements                                             27

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            OCTOBER 17, 2000
                                                                            (COMMENCEMENT OF
                                            YEAR ENDED AUGUST 31,              INVESTMENT
CLASS I SHARES                      -------------------------------------    OPERATIONS) TO
                                     2005      2004      2003      2002     AUGUST 31, 2001
                                    --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $34.47    $34.33    $31.10    $ 43.27       $ 97.10
                                    ------    ------    ------    -------       -------
  Net Investment Income/Loss
    (a)...........................     .07      (.08)     (.11)      (.07)          .17
  Net Realized and Unrealized
    Gain/Loss.....................    5.79       .22      3.34     (12.10)       (39.14)
                                    ------    ------    ------    -------       -------
Total from Investment
  Operations......................    5.86       .14      3.23     (12.17)       (38.97)
Less Distributions from Net
  Realized Gain...................     -0-       -0-       -0-        -0-         14.86
                                    ------    ------    ------    -------       -------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $40.33    $34.47    $34.33    $ 31.10       $ 43.27
                                    ======    ======    ======    =======       =======

Total Return (b)..................  17.00%     0.41%    10.39%    -28.13%      -45.03%*
Net Assets at End of the Period
  (In millions)...................  $ 55.0    $ 31.8    $ 33.9    $  29.8       $  41.6
Ratio of Expenses to Average Net
  Assets..........................    .90%      .84%      .90%       .81%          .72%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets..........................    .20%     (.21%)    (.36%)     (.19%)         .33%
Portfolio Turnover................    100%      177%      180%       230%          148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period.

 28                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          OCTOBER 1, 2002
                                                         YEAR ENDED       (COMMENCEMENT OF
                                                         AUGUST 31,          INVESTMENT
CLASS R SHARES                                       ------------------    OPERATIONS) TO
                                                      2005        2004    AUGUST 31, 2003
                                                     -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........  $34.02      $34.04        $29.94
                                                     ------      ------        ------
  Net Investment Loss (a)..........................    (.04)       (.24)         (.24)
  Net Realized and Unrealized Gain.................    5.60         .22          4.34
                                                     ------      ------        ------
Total from Investment Operations...................    5.56        (.02)         4.10
                                                     ------      ------        ------
NET ASSET VALUE, END OF THE PERIOD.................  $39.58      $34.02        $34.04
                                                     ======      ======        ======

Total Return (b)...................................  16.34%      -0.06%        13.69%*
Net Assets at End of the Period (In millions)......  $  2.0      $ 20.0        $   .5
Ratio of Expenses to Average Net Assets............   1.37%       1.33%         1.41%
Ratio of Net Investment Loss to Average Net
  Assets...........................................   (.11%)      (.65%)        (.85%)
Portfolio Turnover.................................    100%        177%          180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Emerging Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The distribution of the Fund's Class B, Class C, Class I and Class R Shares commenced on April 20, 1992, July 6, 1993, October 17, 2000 and October 1, 2002, respectively. Prior to September 1, 2004, the Class I Shares of the Fund were designated as Class D Shares. All issued and outstanding Class D Shares were redesignated as Class I Shares as of that date.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $353,787,790. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $6,027,026,701, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$3,274,528,988..............................................  August 31, 2010
 2,752,497,713..............................................  August 31, 2011

    At August 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $4,391,871,622
                                                              ==============
Gross tax unrealized appreciation...........................  $1,026,182,265
Gross tax unrealized depreciation...........................     (43,892,273)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  982,289,992
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a net operating loss in the amount of $17,502,454 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $2,069 was reclassified to accumulated net realized loss from accumulated net investment loss.

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2005, the Fund's custody fee was reduced by $109,010 as a result of credits earned on cash balances.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .575%
Next $350 million...........................................     .525%
Next $350 million...........................................     .475%
Next $1.05 billion..........................................     .425%

    For the year ended August 31, 2005, the Fund recognized expenses of approximately $289,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $236,700, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $18,163,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $446,387 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $2,458,573.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

3. CAPITAL TRANSACTIONS

At August 31, 2005, capital aggregated $5,426,616,125, $3,664,218,781,
$1,210,667,381, $103,681,668 and $1,867,878 for Classes A, B, C, I and R,
respectively. For the year ended August 31, 2005, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   12,472,853    $   464,652,022
  Class B..................................................    3,127,612         99,846,035
  Class C..................................................      557,074         18,330,399
  Class I..................................................      687,736         27,130,096
  Class R..................................................      107,735          3,963,626
                                                             -----------    ---------------
Total Sales................................................   16,953,010    $   613,922,178
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (38,447,135)   $(1,432,628,270)
  Class B..................................................  (20,649,292)      (661,781,906)
  Class C..................................................   (5,292,533)      (173,958,855)
  Class I..................................................     (244,651)        (9,293,759)
  Class R..................................................     (645,499)       (23,105,697)
                                                             -----------    ---------------
Total Repurchases..........................................  (65,279,110)   $(2,300,768,487)
                                                             ===========    ===============

    At August 31, 2004, capital aggregated $6,405,170,497, $4,231,806,699,
$1,367,382,062, $86,024,944 and $21,016,394 for Classes A, B, C, I and R,
respectively. For the year ended August 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   18,786,524    $   669,892,192
  Class B..................................................    5,296,493        163,446,114
  Class C..................................................    1,154,509         36,550,987
  Class I..................................................      208,563          7,508,169
  Class R..................................................      924,246         33,369,388
                                                             -----------    ---------------
Total Sales................................................   26,370,335    $   910,766,850
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (35,381,500)   $(1,264,994,832)
  Class B..................................................  (16,252,647)      (499,964,345)
  Class C..................................................   (5,683,822)      (180,075,861)
  Class I..................................................     (275,786)        (9,917,441)
  Class R..................................................     (350,264)       (12,612,438)
                                                             -----------    ---------------
Total Repurchases..........................................  (57,944,019)   $(1,967,564,917)
                                                             ===========    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the Shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended August 31, 2005 and 2004, 4,025,916 and 821,843 Class B Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended August 31, 2005 and 2004, 256,635 and 39,682 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class I and Class R Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended August 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $667,900 and CDSC on redeemed shares of approximately $3,549,300. Sales charges do not represent expenses to the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,642,380,133 and $7,148,099,716, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets and up to ..50% of Class R Shares

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

average daily net assets are accrued daily. The annual fees for Class A Shares and Class R Shares are paid quarterly and annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $24,165,100 and $1,401,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2005 are payments retained by Van Kampen of approximately $14,713,400 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $1,085,200.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EMERGING GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Emerging Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Emerging Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Emerging Growth Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                October 12, 2005

VAN KAMPEN EMERGING GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 38

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             78       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of
1800 Swift Drive                                          Blistex Inc., a consumer                funds in the Fund
Oak Brook, IL 60523                                       health care products                    Complex.
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         76       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of
Suite 130                                                 Executive Officer of the                funds in the Fund
Dana Point, CA 92629                                      Allstate Corporation                    Complex. Director of
                                                          ("Allstate") and Allstate               Amgen Inc., a
                                                          Insurance Company. Prior                biotechnological
                                                          to January 1995,                        company, and Director
                                                          President and Chief                     of Valero Energy
                                                          Executive Officer of                    Corporation, an
                                                          Allstate. Prior to August               independent refining
                                                          1994, various management                company.
                                                          positions at Allstate.

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)                Trustee      Trustee     President of CAC, L.L.C.,      78       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                                offering capital                        funds in the Fund
Suite 980                                                 investment and management               Complex. Director of
San Diego, CA 92122-6223                                  advisory services. Prior                Stericycle, Inc.,
                                                          to February 2001, Vice                  Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation, and
                                                          Inc., a global                          Trustee of The Scripps
                                                          distributor of wire,                    Research Institute.
                                                          cable and communications                Prior to January 2005,
                                                          connectivity products.                  Trustee of the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior
                                                          private investments in                  to January 2004,
                                                          other companies.                        Director of TeleTech
                                                                                                  Holdings Inc. and Arris
                                                                                                  Group, Inc. Prior to
                                                                                                  May 2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Director of IMC Global
                                                                                                  Inc. Prior to July
                                                                                                  2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero
                                                                                                  Mexico (GAM).


VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            76       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of
233 South Wacker Drive                                    executive search firm.                  funds in the Fund
Suite 7000                                                Trustee on the University               Complex.
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of      76       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of
Washington, DC 20009                                      of the United States, an                funds in the Fund
                                                          independent U.S.                        Complex.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President       78       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of
Galena, IL 61036                                          Officer of Pocklington                  funds in the Fund
                                                          Corporation, Inc., an                   Complex. Director of
                                                          investment holding                      the Lake Forest Bank &
                                                          company. Director of the                Trust.
                                                          Marrow Foundation.

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson            76       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of
Winter Park, FL 32789                                     Services, Inc., a                       funds in the Fund
                                                          financial planning                      Complex.
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (64)        Trustee      Trustee     President Emeritus and         78       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of
Chicago, IL 60637                                         University of Chicago and               funds in the Fund
                                                          the Adam Smith                          Complex. Director of
                                                          Distinguished Service                   Winston Laboratories,
                                                          Professor in the                        Inc.
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications           76       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of
Harwood, MD 20776                                         Academy of                              funds in the Fund
                                                          Sciences/National                       Complex. Director of
                                                          Research Council, an                    Fluor Corp., an
                                                          independent, federally                  engineering,
                                                          chartered policy                        procurement and
                                                          institution, from 2001 to               construction
                                                          November 2003 and Chief                 organization, since
                                                          Operating Officer from                  January 2004 and
                                                          1993 to 2001. Director of               Director of Neurogen
                                                          the Institute for Defense               Corporation, a
                                                          Analyses, a federally                   pharmaceutical company,
                                                          funded research and                     since January 1998.
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        78       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of
Chicago, IL 60606                                         Meagher & Flom LLP, legal               funds in the Fund
                                                          counsel to funds in the                 Complex. Director of
                                                          Fund Complex.                           the Abraham Lincoln
                                                                                                  Presidential Library
                                                                                                  Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and        Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive  since 2003  Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                          since 2003, and previously Executive Vice President of funds in the Fund Complex from 2003-2005. Managing Director of
                                                               Morgan Stanley and Morgan Stanley & Co. Incorporated.
                                                               Managing Director of Morgan Stanley Investment Management
                                                               Inc. Chief Administrative Officer, Managing Director and
                                                               Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                               Stanley Services Company Inc. and Managing Director and
                                                               Director of Morgan Stanley Distributors Inc. Chief Executive
                                                               Officer and Director of Morgan Stanley Trust. Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional and Retail Morgan Stanley Funds; Director of
                                                               Morgan Stanley SICAV; previously Chief Global Operations
                                                               Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Executive Vice       Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief  since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer               Investment Management Inc. and Director of Morgan Stanley
                                                               Trust for over 5 years. Executive Vice President and Chief
                                                               Investment Officer of funds in the Fund Complex. Managing
                                                               Director and Chief Investment Officer of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc. since
                                                               December 2002.

Amy R. Doberman (43)          Vice President       Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                               and the Adviser. Vice President of the Morgan Stanley
                                                               Institutional and Retail Funds since July 2004 and Vice
                                                               President of funds in the Fund Complex since August 2004.
                                                               Previously, Managing Director and General Counsel of
                                                               Americas, UBS Global Asset Management from July 2000 to July
                                                               2004 and General Counsel of Aeltus Investment Management,
                                                               Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary        since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance     Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer              since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                               Advisors Inc. and certain other subsidiaries of Van Kampen
                                                               Investments, Vice President, Chief Financial Officer and
                                                               Treasurer of funds in the Fund Complex and head of Fund
                                                               Accounting for Morgan Stanley Investment Management. Prior
                                                               to December 2002, Executive Director of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (41)          Chief Financial      Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              Officer and          since 2005  since June 2005. Chief Financial Officer and Treasurer of
Oakbrook Terrace, IL 60181    Treasurer                        funds in the Fund Complex since August 2005. Prior to June
                                                               2005, Vice President and Chief Financial Officer of
                                                               Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                        16, 116, 216, 516, 316
                                                                 EMG ANR 10/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02475P-Y08/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005
                                                 REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES...............          $66,700                       N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES...          $0                       $280,000(2)
                  TAX FEES.............          $2,000(3)                $58,688(4)
                  ALL OTHER FEES.......          $0                       $655,125(5)
              TOTAL NON-AUDIT FEES.....          $2,000                   $993,813

              TOTAL....................          $68,700                  $993,813


           2004

                                                 REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...............          $66,000                       N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES...          $0                       $159,500(2)
                  TAX FEES.............          $1,500(3)                $42,141(4)
                  ALL OTHER FEES.......          $0                       $222,168(6)
              TOTAL NON-AUDIT FEES.....          $1,500                   $423,809

              TOTAL....................          $67,500                  $423,809

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


------------------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Emerging Growth Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: October 20, 2005